Leases - Schedule of Lease Costs Related to Finance and Operating Leases (Details) - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2024		Mar. 31, 2023		Dec. 31, 2023		Dec. 31, 2022
Finance lease cost
Amortization of leased assets	$ 330,000		$ 114,000		$ 529,533		$ 130,037
Interest of lease liabilities	309,000		93,000		435,266		102,561
Operating lease cost
Operating lease cost	2,704,000	[1]	3,217,000	[1]	8,172,685	[2]	4,797,056	[2]
Total lease cost	$ 3,343,000		$ 3,424,000		$ 9,137,484		$ 5,029,654

[1]	Expenses are classified within Aircraft Rent on the Company's condensed consolidated statements of operations.
[2]	(1) Expenses are classified within Aircraft Rent on the Company's consolidated statements of operations.